Content (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Content
Content	$ 2,158,394	$ 1,639,251
Less accumulated amortization	(447,528)	(249,663)
Content, net	1,710,866	1,389,588
Amortization of content	$ 200,000	$ 200,000	$ 100,000